Income Taxes (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest	$ (5,710,466)	$ (3,671,086)	$ (5,040,102)	$ 1,666,536
UNITED STATES
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest			5,828,261	49,097
Foreign
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest			$ 788,159	$ 1,617,439